Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes (Textual)
Income tax rate	25.00%
Net operating losses carried forward to offset operating income	5 years
Operating loss	$ 2,182,290	$ 1,209,281
Deferred tax assets	810,863	302,320
Net operating loss carryforwards	3,391,571
Deferred income tax benefits	$ (545,572)	$ (282,083)	$ 25,079
Income tax description	Future taxable income through 2023.